JPMorgan U.S. Treasury Plus Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Shares [Member] | Investor
Prospectus [Line Items]
Average Annual Return, Percent	4.83%	2.18%	1.44%